Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) [Line Items]
Letters of credit amount	$ 15,202,000			$ 15,202,000	$ 15,379,000
Restricted cash	$ 15,202,000	$ 15,202,000		15,202,000	15,379,000
Impairment charges				129,400	118,100
Aggregate milestone payments				60,000
Administrative expenses		$ 7,626,000	$ 9,450,000	31,336,000	$ 41,791,000
Research development expense				$ 290,000
Tax Authority		50.00%		50.00%
Revenue		10.00%		10.00%	10.00%
Accounts Receivable Percentage	24.00%	10.00%		24.00%	10.00%
Interest earned				$ 1,367,203
Cash withdrawn from the trust account				716,203
Cash return from the trust account				137,500
Federal depository insurance corporation coverage				250,000
Gx Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance corporation coverage		$ 250,000
Trust account to pay its franchise taxes		$ 40,050
Purchase an aggregate of shares of common stock (in Shares)		21,375,000
Selling, General and Administrative Expenses [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Administrative expenses				$ 764,000	$ 1,158,000
Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Purchase the aggregate shares (in Shares)				21,375,000
Series B convertible preferred stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Purchase shares (in Shares)	25,775,905			25,775,905